VOYA FUNDS TRUST
Voya Strategic Income Opportunities Fund
(the “Fund”)
Supplement dated October 11, 2024
to the Fund’s Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Prospectus, dated July 31, 2024, as supplemented
(the “Prospectus”)
Effective immediately, the Prospectus is revised as follows:
1.All references to the “MSCI All Country World IndexSM”, “MSCI ACWI”, and “MSCI” are deleted in their entirety.
2.The table in the sub-section of the Prospectus entitled “Performance Information – Average Annual Total Returns” in the Fund’s Summary Section is deleted in its entirety and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2023)
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Class A before taxes	%	5.11	1.65	2.61	N/A	11/2/2012
After tax on distributions	%	3.04	0.09	1.16	N/A
After tax on distributions	%	2.98	0.59	1.36	N/A
with sale
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class C before taxes	%	6.07	1.38	2.24	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class I before taxes	%	8.08	2.38	3.19	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
1
		1 Yr	5 Yrs	10 Yrs	Since	Inception
					Inception	Date
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class R before taxes	%	7.58	1.88	2.57	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class R6 before taxes	%	8.16	2.44	3.21	N/A	10/23/2015
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
Class W before taxes	%	8.10	2.38	3.05	N/A	11/2/2012
Bloomberg U.S.	%	5.53	1.10	1.81	N/A
Aggregate Index1,2
ICE BofA U.S. Dollar 3-%		5.12	2.02	1.44	N/A
Month Deposit Offered
Rate Constant Maturity
Index2
Bloomberg U.S.	%	6.17	1.44	2.08	N/A
Universal Bond Index2
1Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmark from the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index to the Bloomberg U.S. Aggregate Bond Index in accordance with recent changes to regulatory disclosure requirements. The Fund continues to use the ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index as an additional benchmark that the Investment Adviser believes more closely reflects the Fund’s principal investment strategies.
2The index returns do not reflect deductions for fees, expenses, or taxes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
2